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MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life

SUPPLEMENT DATED OCTOBER 1, 2002 TO THE PROSPECTUS DATED MAY 1, 2002
OHIO ALTERNATIVE RETIREMENT PROGRAM
THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
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This Supplement adds to and modifies certain information contained in the
Prospectus dated May 1, 2002 for MOMENTUM PLUS(SM) Retirement Planning from Equitable Life offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). We offer the MOMENTUM PLUS(SM) program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS(SM) is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."

We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS(SM) program" on page 28 of the Prospectus, except for certain differences described in this Supplement. Special terms not otherwise defined in this Supplement have the same meanings as they do in the Prospectus.

o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the Prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.

ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.

THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLES" ON PAGE 13 OF THE PROSPECTUS:

Ohio ARP contracts currently have a reduced mortality and expense risk charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," on page 35 of the Prospectus for your specific type of retirement arrangement.)


                       FOR USE ONLY IN THE STATE OF OHIO

    Copyright 2002. The Equitable Life Assurance Society of the United States All rights reserved. MOMENTUM PLUS(SM) is a service mark of The Equitable Life
                     Assurance Society of the United States.
                                                                          x00404

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THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST
PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 15 OF THE PROSPECTUS:

You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to Equitable Life. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 19 OF THE
PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 20 OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)" ON PAGE 20 OF THE PROSPECTUS:

Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS(SM) program.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 20 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Alliance Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 15 of the Prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the Prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 22 OF THE PROSPECTUS:

The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 24 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. Under the Ohio law, you would not be able to make a withdrawal under an Ohio ARP plan until you cease to be continuously employed. You will cease to be "continuously employed" under Ohio law if more than a year passes since your most recent employment by a public institution of higher education in a position where three or more Ohio ARP plans are available.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 24 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.

THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 25 OF THE PROSPECTUS:

Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.


                        FOR USE ONLY IN THE STATE OF OHIO


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THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S
RESPONSIBILITIES" ON PAGE 29 OF THE PROSPECTUS IS DELETED.

We are responsible for arranging to have our prospectuses distributed.

THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 29 OF THE PROSPECTUS IS DELETED.

If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS(SM) PROGRAM" ON PAGE 29 OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" ON PAGE 31 OF THE PROSPECTUS.

For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 31 OF THE PROSPECTUS:

We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 32 OF THE PROSPECTUS:

If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 34 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Alliance Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Alliance Money Market option until your beneficiary requests a distribution or transfer.


                        FOR USE ONLY IN THE STATE OF OHIO



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